Securities	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
SECURITIES

NOTE 3 - SECURITIES

The amortized cost and fair value of securities were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$34,471	$-	$(1,058)	$33,413
States and political subdivisions	60,174	650	(1,794)	59,030
Corporate obligations	3,667	84	(40)	3,711
Mortgage-backed securities-
government sponsored entities	63,467	81	(1,898)	61,650
Equity securities-financial services	293	50	(15)	328
	$162,072	$865	$(4,805)	$158,132
HELD TO MATURITY:
States and political subdivisions	$174	$3	$-	$177

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for Sale:
U.S. Government agencies	$13,076	$36	$(20)	$13,092
States and political subdivisions	55,864	2,995	(73)	58,786
Corporate obligations	8,521	347	-	8,868
Mortgage-backed securities-government
sponsored entities	63,397	1,041	(113)	64,325
Equity securities-financial services	292	27	-	319
	$141,150	$4,446	$(206)	$145,390
Held to Maturity:
States and political subdivisions	$173	$4	$-	$177

The following tables show the Company’s investments’ gross unrealized losses and fair value aggregated by length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$32,481	$(990)	$932	$(68)	$33,413	$(1,058)
States and political subdivisions	26,281	(1,415)	4,228	(379)	30,509	(1,794)
Corporate obligations	1,145	(40)	-	-	1,145	(40)
Mortgage-backed securities-government sponsored entities	47,014	(1,524)	7,478	(374)	54,492	(1,898)
Equity securities-financial services	170	(15)	-	-	170	(15)
	$107,091	$(3,984)	$12,638	$(821)	$119,729	$(4,805)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$7,056	$(20)	$-	$-	$7,056	$(20)
States and political subdivisions	5,821	(73)	-	-	5,821	(73)
Mortgage-backed securities-government sponsored entities	17,199	(113)	-	-	17,199	(113)
	$30,076	$(206)	$-	$-	$30,076	$(206)

The Company has 123 debt securities and one equity security in the less than twelve month category and 17 debt securities in the twelve months or more category as of December 31, 2013.  In management’s opinion, the unrealized losses on securities reflect changes in interest rates subsequent to the acquisition of specific securities.  No other-than-temporary-impairment charges were recorded in 2013.  Management believes that all other unrealized losses represent temporary impairment of the securities, and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The amortized cost and fair value of securities as of December 31, 2013 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)
Due in one year or less	$799	$803	$174	$177
Due after one year through five years	15,837	15,646	—	—
Due after five years through ten years	38,543	37,740	—	—
Due after ten years	43,133	41,965	—	—
	98,312	96,154	174	177

Mortgage-backed securities - government sponsored entities	63,467	61,650	—	—
	$161,779	$157,804	$174	$177

Gross realized gains and gross realized losses on sales of securities available for sale were $908,000 and $27,000, respectively, in 2013, compared to $1,419,000 and $0, respectively, in 2012, and $983,000 and $10,000, respectively, in 2011. The proceeds from the sales of securities totaled $42,348,000,  $40,914,000 and $32,146,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

Securities with a carrying value of $94,352,000 and $71,497,000 at December 31, 2013 and 2012, respectively, were pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law.